Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and other benefits	$ 8,747	$ 6,732
Equity settled share based compensation	9,047	5,562
Cash settled share based compensation	1,432	722
Key management personnel compensation	$ 19,226	$ 13,016